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[VEDDER PRICE LOGO]                 VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                    222 NORTH LASALLE STREET
                                    CHICAGO, ILLINOIS 60601
                                    312-609-7500
                                    FAX: 312-609-5005

COREY L. ZARSE
312-609-7785                        CHICAGO - NEW YORK CITY - WASHINGTON, D.C. -
czarse@vedderprice.com              ROSELAND, NJ



                                    November 5, 2007



VIA EDGAR
---------

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

         Re:   The Aston Funds (the "Registrant")
               File Nos. 33-68666 and 811-8004
               ----------------------------------

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectuses dated November 1, 2007 and Statement of Additional Information dated November 1, 2007 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 89 (the "Amendment"), which was filed on October 31, 2007, and (2) the text of the Amendment was filed electronically (Accession No. 0000950137-07-016326).

         Please do not hesitate to contact the undersigned at (312) 609-7785 if you have any questions regarding this certification.

                                             Sincerely,


                                             /s/ Corey L. Zarse
                                             ------------------
                                             Corey L. Zarse


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